Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Current
Other receivables	$ 42,483	$ 192,885
Loss allowance
Trade and other receivable, Before tax	42,483	192,885
GST Receivables	21,877	7,327
Trade and other receivable, Net	$ 64,360	$ 200,212